Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Related Party Transactions
4.	Related Party Transactions

The Company is part of a Management Services Agreement with Saw Mill Capital LLC (“Saw Mill”) and Falcon Investment Advisors, LLC (“FIA”, together with Saw Mill, the “Service Providers”), affiliates of the Company’s majority shareholders. Management fees and related expenses paid to the Service Providers under this agreement were approximately $0.3 million and $0.6 million for the three and six month periods ended June 28, 2013. These costs were approximately $0.3 million and $0.6 million for the three and six month periods ended June 27, 2014. In addition, during the six months ended June 28, 2013, the Company paid fees of $2.3 million to the Service Providers in connection with the refinancing discussed in Note 7.

4.	Related Party Transactions

The Company is part of a Management Services Agreement with Saw Mill Capital LLC (“Saw Mill”) and Falcon Investment Advisors, LLC (“FIA”, together with Saw Mill, the “Service Providers”), affiliates of the Company’s majority shareholders. Such agreement specifies certain services to be performed for the Company and shall remain in effect for up to ten years or until the occurrence of a defined event or agreement to terminate. Under terms of the agreement, the Company shall pay to the Service Providers a quarterly management fee equal to the lesser of $0.25 million (subject to an annual increase of 3% on each anniversary date of the agreement) or an amount equal to 2.25% of the twelve month trailing earnings before interest, taxes, depreciation and amortization (“EBITDA”) divided by four. During the term of such agreement, the Service Providers shall also be entitled to receive from the Company a transaction fee in connection with the consummation by the Company of each material, as defined, acquisition, divestiture, or refinancing, in an amount ranging from $0.15 million to $0.25 million or from 0.75% to 1.0% of defined transaction value. In addition, the Service Providers shall be entitled to receive from the Company a transaction fee in connection with the sale of the Company in an amount equal to 1% of a defined value if that defined value is in excess of a defined amount. Fees shall be payable in the ratio of 75% to Saw Mill and 25% to FIA. Management fees and related expenses paid to the Service Providers under this agreement were approximately $1.1 million in each year for the years ended December 31, 2011, 2012 and 2013. During 2013, the Company paid the Service Providers $2.3 million in conjunction with the February 28, 2013 refinancing (see Note 10 for further discussion of the refinancing). In addition, fees paid to the Service Providers for other services in addition to the fees discussed above were $0.5 million and $0.1 million in 2011 and 2012, respectively. The fees paid in 2011 were paid in conjunction with the Morton acquisition.